SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Revenue by Geographic Location) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue		$ 502,917	$ 464,431	$ 433,895
United States [Member]
Segment Reporting Information [Line Items]
Revenue		253,811	246,811	233,945
Israel [Member]
Segment Reporting Information [Line Items]
Revenue		7,416	7,312	7,827
United Kingdom [Member]
Segment Reporting Information [Line Items]
Revenue		35,530	33,101	36,146
Europe, the Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	120,382	101,453	85,757
Other Country [Member]
Segment Reporting Information [Line Items]
Revenue		$ 85,778	$ 75,754	$ 70,220

[1]	Excluding United Kingdom and Israel